SUPPLIER FINANCE PROGRAMS (Details) ₫ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 VND (₫)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 VND (₫)
Carrying amount of liabilities part of supplier finance program
Opening balance	$ 9,566,419	₫ 240,318
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current
Added during the year	$ 73,664,185	₫ 1,850,518		₫ 240,318
Settled during the year	(49,051,710)	(1,232,228)
Ending balance	$ 34,178,894	₫ 858,608	$ 9,566,419	₫ 240,318
Supplier Finance Program, Obligation, Current, Statement of Financial Position [Extensible Enumeration]	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current	Accounts Payable, Trade, Current
Supplier finance program, payment	$ 17,392,381	₫ 436,914		₫ 64,230
Interest charged under the arrangement			9.94%	9.94%
Minimum
Carrying amount of liabilities part of supplier finance program
Interest charged under the arrangement	9.64%	9.64%
Maximum
Carrying amount of liabilities part of supplier finance program
Liabilities that are part of the arrangement	180 days	180 days	180 days	180 days
Interest charged under the arrangement	12.97%	12.97%